Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM GLOBAL UTILITIES FUND
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2014